Delaware Global Real Estate Securities Fund | Institutional Class
Delaware Global Real Estate Securities Fund
What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Delaware Global Real Estate Securities Fund Institutional Class
Management Fees		0.99%
Distribution and Service (12b-1) fees		none
Other Expenses		6.01%
Expenses		7.00%
Fee waivers and expense reimbursements	[1]	(5.85%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.15%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Institutional Class (USD $)	Delaware Global Real Estate Securities Fund
1 year	117
3 years	1,542
5 years	2,911
10 years	6,100